Subsequent Events - Additional Information (Detail) bbl in Thousands, $ in Thousands, $ in Thousands											1 Months Ended	2 Months Ended	6 Months Ended
	Aug. 31, 2023 MXN ($) $ / bbl	Aug. 31, 2023 USD ($) Exchange_Rate $ / bbl	Aug. 28, 2023 MXN ($)	Aug. 10, 2023 MXN ($)	Jul. 26, 2023 MXN ($)	Jul. 21, 2023 USD ($)	Jul. 09, 2023 bbl	Jul. 07, 2023 employee contractor h bbl	Apr. 28, 2023 MXN ($)	Jan. 06, 2023	Aug. 30, 2023 MXN ($)	Aug. 31, 2023 USD ($) Exchange_Rate	Jun. 30, 2023 MXN ($) Exchange_Rate $ / bbl	Jun. 30, 2023 USD ($) Exchange_Rate	Dec. 31, 2022 MXN ($)
Disclosure of non-adjusting events after reporting period [line items]
Bank indebtedness													$ 29,912,400
Borrowings													$ 1,621,807,044		$ 1,853,421,785
Currency exchange rate | Exchange_Rate													17.0720	17.0720
Average prices of crude oil exports | $ / bbl													65.14
Percetnage of increase in crude oil price													22.80%
Subsequent event
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from revolving credit lines												$ 48,174
Repayments of revolving credit lines												36,087
Revolving credit facility available		$ 4,000										$ 4,000
Obtain of revolving credit lines	$ 29,500,000	$ 7,664,000
Currency exchange rate | Exchange_Rate		16.8402										16.8402
Appreciation of the value of the peso in U.S. dollars terms	1.40%	1.40%
Net foreign exchange gain	$ 20,613,264
Average prices of crude oil exports | $ / bbl	79.96	79.96
Number of employees working at facility | employee								328
Number of employees, evacuated | employee								321
Number of employees, injured | employee								6
Number of contractors, fatalities | contractor								2
Number of contractors, missing | contractor								1
Crude oil barrels equivalent, halted production | bbl								700
Crude oil barrels equivalent, restored | bbl							600
Number of hours after the incident | h								48
Disposals, property, plant and equipment											$ 10,066,649
Petroleos Mexicanos | Subsequent event | Strengthening of Financial Position
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from government grants					$ 64,970,000
Petroleos Mexicanos | Subsequent event | Construction of Dos Bocas Refinery
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from government grants				$ 5,534,500
Credit Line | Ninety Days SOFR Plus 300 Basis Point
Disclosure of non-adjusting events after reporting period [line items]
Maturity										90-day
Interest rate basis spread										30000.00%
Credit Line | Ninety One Days TIIE Plus 350 Basis Point
Disclosure of non-adjusting events after reporting period [line items]
Borrowings									$ 2,000,000
Maturity									91-day
Interest rate basis spread									35000.00%
Credit Line | Ninety One Days TIIE Plus 350 Basis Point | Subsequent event
Disclosure of non-adjusting events after reporting period [line items]
Borrowings						$ 1,500,000
Maturity						91-day
Interest rate basis spread						35000.00%
Promissory Note | Twenty Eight Days TIIE Plus 230 Basis Points | Subsequent event
Disclosure of non-adjusting events after reporting period [line items]
Borrowings			$ 2,000,000
Maturity			28-day
Interest rate basis spread			23000.00%
PMI TRD DAC revolving credit lines
Disclosure of non-adjusting events after reporting period [line items]
Borrowings														$ 132,520
PMI TRD DAC revolving credit lines | Subsequent event
Disclosure of non-adjusting events after reporting period [line items]
Borrowings		$ 144,607										$ 144,607
Revolving credit facility available		$ 80,393										$ 80,393